Net (loss) income per Ordinary Share	12 Months Ended
Dec. 31, 2024
Net (loss) income per Ordinary Share
Net (loss) income per Ordinary Share

16.Net (loss) income per Ordinary Share

Net (loss) income per ordinary share was computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2022, 2023 and 2024:

	For the years ended
	December 31,
	2022	2023	2024
	US$	US$	US$
Numerator:
Net income (loss) — basic and diluted	515,014	(2,595,941)	63,569
Deemed dividend in relation to the convertible note	—	—	—
Net income (loss) attributable to ordinary shareholders	515,014	(2,595,941)	63,569
Shares (Denominator):
Weighted average number of ordinary shares outstanding
Basic	4,591,748,099	4,837,255,456	4,837,255,456
Diluted	4,592,307,849	4,837,255,456	4,858,518,429
Net income (loss) per share—basic and diluted
Basic	0.0001	(0.0005)	0.00001
Diluted	0.0001	(0.0005)	0.00001

As of December 31, 2022, 2023 and 2024, diluted net income (loss) per share does not include the following instruments as their inclusion would be antidilutive:

	For the years ended December 31,
	2022	2023	2024
Share options	266,047,366	223,932,653	223,648,753
Restricted shares units	26,173,123	21,262,973	—
Shares of convertible notes	30,113,147	—	—
Total	322,333,636	245,195,626	223,648,753